Finance receivables (Details) - USD ($)	9 Months Ended
Sep. 30, 2024
Finance receivables
Balance - January 1, 2024	$ 8,095,354
Add: Interest income	397,939
Add: Additions	2,452,033
Less: Interest payments	367,346
Less: Principal payments	3,390,767
Effects of foreign exchange	203,700
Balance - September 30, 2024	6,983,513
Current	6,983,513
Non-current	0
Balance - September 30, 2024	$ 6,983,513